Debt (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of debt
As at June 30, 2019 (Successor) and December 31, 2018 (Successor), we had the following liabilities for third party debt agreements:

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Secured credit facilities	5,662	5,662
Senior secured notes	458	769
Credit facilities contained within variable interest entities	645	655
Total debt principal	6,765	7,086
Less: debt discount and fees	(154)	(172)
Carrying value	6,611	6,914

Schedule of debt issuance costs against current and long-term debt
This was presented in our Consolidated Balance Sheet as follows:

	Successor	Successor
(In $ millions)	As at June 30, 2019	As at December 31, 2018
Debt due within one year	185	33
Long-term debt	6,426	6,881
Total debt principal	6,611	6,914

Outstanding debt
The outstanding debt as at June 30, 2019 is repayable as follows:

Successor
(In $ millions)	Year ended June 30,
2020	185
2021	530
2022	767
2023	1,658
2024	1,349
2025 and thereafter	2,276
Total debt principal (1) (2)	6,765

(1)	Debt principal repayments, excluding cash and payment-in-kind interest.

(2)
The above table assumes that we will make amortization payments on our secured credit facilities from 2020. Under the terms of the bank financing agreements, we have the ability to defer up to $500 million of amortization payments (Amortization Conversion Election facility or "ACE") up to 120 days before such payment becomes due. The deferred amortization then becomes part of the balloon payment for each relevant facility. Based on the amortization schedule, the ACE has capacity to defer the first five quarters of amortization.